FAIR VALUE MEASUREMENTS - Issued Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 28,249,653
Unrealized loss on change in fair value (risk-free)	2,356,058	$ 90,719
Unrealized loss on change in fair value (credit-adjusted) included in OCI	1,265,103
Unrealized gain on change in fair value (credit-adjusted) included in equity of NCI	407,028
Change in estimated fair value of debt	4,028,189
Non-cash interest expense	2,182,221	0
Deferred issuance costs and discounts	(1,831,910)
Fair value at end of period	139,820,514	$ 28,249,653
Nonrelated Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Debt issued	71,720,713
Related Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Debt issued	35,471,648
Non-cash interest expense	$ 2,182,221